Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party [Abstract]
Related Party Transactions	Related-Party Transactions
Details of the Company’s principal operating subsidiaries at Dec. 31, 2021, are as follows:

Subsidiary	Country	Ownership (per cent)	Principal activity
TransAlta Generation Partnership	Canada	100	Generation and sale of electricity
TransAlta Cogeneration, L.P.	Canada	50.01	Generation and sale of electricity
TransAlta Centralia Generation, LLC	US	100	Generation and sale of electricity
TransAlta Energy Marketing Corp.	Canada	100	Energy marketing
TransAlta Energy Marketing (U.S.), Inc.	US	100	Energy marketing
TransAlta Energy (Australia), Pty Ltd.	Australia	100	Generation and sale of electricity
TransAlta Renewables Inc.	Canada	60.1	Generation and sale of electricity

Associate or joint venture	Country	Ownership (per cent)	Principal activity
SP Skookumchuck Investment, LLC	US	49	Generation and sale of electricity
EMG International, LLC	US	30	Wastewater treatment and biogas fuel to generate electricity
Transactions between the Company and its subsidiaries have been eliminated on consolidation and are not disclosed. Associates and joint ventures have been equity accounted for by the Company.

A.Transactions with Key Management Personnel
TransAlta’s key management personnel include the President and Chief Executive Officer ("CEO") and members of the senior management team that report directly to the President and CEO, and the members of the Board. Key management personnel compensation is as follows:

Year ended Dec. 31	2021	2020	2019
Total compensation	30	27	30
Comprised of:
Short-term employee benefits	14	12	13
Post-employment benefits	1	2	2
Termination benefits	—	—	2
Share-based payments	15	13	13